SUPPLEMENT DATED JANUARY 30th, 2009

DIRECTPOINT

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

(No Withdrawal Charge Contract)

INDIVIDUAL VARIABLE ANNUITY CONTRACTS

PROSPECTUS DATED MAY 1, 2008

The following rider will no longer be available for contracts applied for on or after February 2, 2009

1.) Guaranteed Minimum Annuitization Benefit Rider

This rider may not be purchased at the time the contract is issued or at any time after issue for any contracts applied for on or after February 2, 2009.

This Supplement should be retained with the Prospectus for future reference.

1